Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets as of December 31, 2023 and 2022 are as follows:
	December 31,	December 31,
	2023	2022
Deferred tax assets
Share-based compensation	$1,409,693	$61,791
Accrued expenses	242,763	-
Net operating loss carryforwards	2,116,963	124,598
Research and development	855,842	-
Lease liability	58,111	-
Deferred Revenue	143,430	-
General business tax credits	78,166	78,166
Total deferred tax assets	4,904,969	264,555
Valuation allowance	(4,848,399)	(261,560)
Deferred tax assets, net valuation allowance	$56,570	$2,995

Deferred tax liabilities
Fixed assets	$(550)	$(2,995)
Right of use asset	(56,020)	-
Total gross deferred tax liabilities	(56,570)	(2,995)
Net deferred tax liabilities	$-	$-

Schedule of Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:
	December 31,	December 31,
	2023	2022

U.S. federal statutory income tax rate	21.0%	21.0%
State tax benefit (expense), net of federal benefit	(6.9)%	6.3%
Permanent items
Change in fair value of earn-out liabilities	(112.4)%	-%
Loss on initial issuance of warrants	37.4%	-%
Share-based compensation - Arosa units	4.5%	-
Business Combination expenses	5.1%	-%
Current year tax credits	-%	6.8%
Change in valuation allowance	51.3%	(34.1)%
Income tax provision	0.0%	0.0%